AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 57.1%
Global X MSCI Argentina ETF	531	$48,379
iShares Core MSCI Emerging Markets ETF	59,900	4,701,551
iShares Core S&P 500 ETF	2,409	1,739,467
iShares MSCI Australia ETF	26,611	784,758
iShares MSCI Austria ETF	1,857	72,472
iShares MSCI Brazil ETF	80,686	3,203,234
iShares MSCI Canada ETF	12,191	714,393
iShares MSCI Chile ETF	5,052	210,972
iShares MSCI China ETF	25,837	1,487,436
iShares MSCI Hong Kong ETF	15,048	356,939
iShares MSCI Indonesia ETF	3,313	49,463
iShares MSCI Israel ETF	908	118,730
iShares MSCI Italy ETF	4,365	252,122
iShares MSCI Malaysia ETF	5,849	171,785
iShares MSCI Mexico ETF	1,113	85,078
iShares MSCI Netherlands ETF	1,575	98,760
iShares MSCI Philippines ETF	863	20,885
iShares MSCI Poland ETF	2,550	97,869
iShares MSCI Saudi Arabia ETF	14,406	563,275
iShares MSCI Singapore ETF	8,601	249,257
iShares MSCI South Africa ETF	8,697	593,309
iShares MSCI South Korea ETF	10,866	1,746,818
iShares MSCI Spain ETF	9,837	557,463
iShares MSCI Sweden ETF	5,719	295,672
iShares MSCI Taiwan ETF	29,221	2,626,384
iShares MSCI Thailand ETF	1,871	132,298
iShares MSCI Turkey ETF	3,290	139,792
iShares MSCI United Kingdom ETF	5,498	259,231
JPMorgan BetaBuilders Japan ETF	20,447	1,482,612
Vanguard FTSE All-World ex-US ETF	1,063	86,018
Vanguard FTSE Developed Markets ETF	277,653	19,102,526
Vanguard FTSE Emerging Markets ETF	93,169	5,490,449
Vanguard FTSE Pacific ETF	1,305	140,013
Vanguard Total Stock Market ETF	3,431	1,215,192
Vanguard Total World Stock ETF	9,341	1,412,359
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund	81,973	5,236,435
WisdomTree Emerging Markets High Dividend Fund	97,561	5,114,148
TOTAL EXCHANGE TRADED FUNDS (Cost $49,766,241)		60,657,544

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 42.1%
Australia - 2.1%
Aristocrat Leisure Ltd.	1,507	$51,297
BHP Group Ltd. - ADR	473	37,509
BHP Group Ltd.	7,774	300,664
Coles Group Ltd.	3,477	55,347
Commonwealth Bank of Australia	3,465	433,215
Computershare Ltd.	2,726	59,231
CSL Ltd.	974	87,212
Fortescue Ltd.	6,405	90,611
Macquarie Group Ltd.	917	155,198
Medibank Pvt Ltd.	15,386	51,952
National Australia Bank Ltd.	7,029	201,813
Northern Star Resources Ltd.	8,351	126,258
Origin Energy Ltd.	2,839	24,732
REA Group Ltd.	545	66,644
South32 Ltd.	16,249	47,145
Suncorp Group Ltd.	4,835	59,559
Telstra Group Ltd.	9,325	35,716
Wesfarmers Ltd.	2,113	110,930
WiseTech Global Ltd.	363	11,164
Woodside Energy Group Ltd.	4,949	119,539
Woolworths Group Ltd.	2,791	69,102
		2,194,838

Bermuda - 0.1%
Arch Capital Group Ltd. (a)	860	81,236
Axis Capital Holdings Ltd.	167	16,768
		98,004

Brazil - 0.1%
NU Holdings Ltd. - Class A (a)	4,599	66,594

Canada - 4.9%
Alamos Gold, Inc. - Class A	3,023	120,622
B2Gold Corp.	29,519	133,432
Barrick Mining Corp.	6,156	241,871
Barrick Mining Corp.	24,438	961,391
Brookfield Corp.	323	14,588
Cameco Corp.	8,725	1,073,524
Cameco Corp.	13,377	1,644,415
Canadian Natural Resources Ltd.	1,436	68,547
Canadian Pacific Kansas City Ltd.	3,007	261,528
Eldorado Gold Corp.	4,008	123,838

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
IAMGOLD Corp. (a)	7,245	$121,928
Kinross Gold Corp.	4,292	130,022
OceanaGold Corp.	4,339	134,353
Shopify, Inc. - Class A (a)	935	113,493
Waste Connections, Inc.	241	39,700
		5,183,252

Denmark - 0.0% (b)
Novo Nordisk AS - ADR	1,442	60,881

France - 1.7%
Aeroports de Paris SA	236	28,529
Air Liquide SA	405	87,023
Amundi SA (c)	342	32,994
AXA SA	2,079	99,895
BNP Paribas SA	1,096	114,779
Bollore SE	5,092	32,092
Carrefour SA	1,509	30,019
Cie de Saint-Gobain SA	645	58,774
Danone SA	714	55,927
Dassault Aviation SA	106	36,924
Eiffage SA	196	31,515
Engie SA	2,225	73,301
Kering SA	132	36,043
L'Oreal SA	467	200,631
LVMH Moet Hennessy Louis Vuitton SE	297	157,347
Pernod Ricard SA	429	31,640
Rexel SA	678	28,456
Safran SA	413	132,328
Sanofi SA - ADR	467	21,753
Sartorius Stedim Biotech	160	29,426
Schneider Electric SE	540	170,232
TotalEnergies SE	2,052	190,957
Vinci SA	602	90,790
		1,771,375

Germany - 3.3%
Allianz SE	772	352,458
BASF SE	2,294	147,380
Bayer AG	2,866	127,988
Bayerische Motoren Werke AG	1,349	123,368
Commerzbank AG	1,751	72,359
Daimler Truck Holding AG	748	37,697
Delivery Hero SE (a)(c)	1,273	30,613

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Deutsche Bank AG	4,815	$149,755
Deutsche Boerse AG	183	56,186
Deutsche Post AG	2,982	176,322
Deutsche Telekom AG	6,347	205,374
E.ON SE	6,291	139,474
Fresenius Medical Care AG - ADR	180	4,063
GEA Group AG	814	55,745
Hannover Rueck SE	325	98,258
Heidelberg Materials AG	528	116,718
Hensoldt AG	642	58,109
LEG Immobilien SE	638	44,665
Mercedes-Benz Group AG	2,101	122,269
Merck KGaA	1,190	153,701
MTU Aero Engines AG	200	68,377
Nemetschek SE	995	72,169
SAP SE - ADR	546	92,542
SAP SE	2,157	368,344
Scout24 SE (c)	206	17,166
Siemens AG	1,692	501,519
Vonovia SE	2,944	79,159
		3,471,778

Hong Kong - 0.2%
Prudential PLC	11,289	168,669

India - 0.0% (b)
ICICI Bank Ltd. - ADR	2,184	58,073

Ireland - 0.4%
Accenture PLC - Class A	621	110,979
Eaton Corp. PLC	29	12,557
Experian PLC	4,500	164,657
ICON PLC (a)	296	35,026
Medtronic PLC	1,266	102,508
		425,727

Israel - 0.0% (b)
Monday.com Ltd. (a)	225	14,821
Teva Pharmaceutical Industries Ltd. - ADR (a)	347	12,169
		26,990

Italy - 0.1%
Eni SpA - ADR	1,141	64,615

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Ferrari NV	269	$93,424
		158,039

Japan - 0.4%
Mitsubishi UFJ Financial Group, Inc. - ADR	5,515	98,994
Mizuho Financial Group, Inc. - ADR	1,253	10,776
Nomura Holdings, Inc. - ADR	7,489	60,361
ORIX Corp. - ADR	1,052	35,358
Sony Group Corp. - ADR	997	20,030
Sumitomo Mitsui Financial Group, Inc. - ADR	4,052	86,024
Takeda Pharmaceutical Co. Ltd. - ADR	2,234	37,263
Toyota Motor Corp. - ADR	217	41,798
		390,604

Luxembourg - 0.0% (b)
ArcelorMittal SA	298	17,049

Mexico - 0.1%
Fresnillo PLC	1,539	67,747

Netherlands - 1.1%
Aegon Ltd.	1,892	15,571
ASML Holding NV	718	1,033,195
ING Groep NV - ADR	1,022	29,567
Magnum Ice Cream Co. NV (a)	105	1,533
NXP Semiconductors NV	160	46,974
		1,126,840

Singapore - 0.1%
Grab Holdings Ltd. - Class A (a)	3,248	12,407
Sea Ltd. - ADR (a)	1,034	87,766
		100,173

Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA - ADR	3,492	77,243
Banco Santander SA - ADR	3,941	48,041
		125,284

Sweden - 0.1%
Spotify Technology SA (a)	182	81,272

Switzerland - 1.8%
ABB Ltd.	1,733	173,977

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Alcon AG	111	$8,271
Cie Financiere Richemont SA	723	137,410
Coca-Cola HBC AG	2,172	126,497
Galderma Group AG	535	112,156
Helvetia Baloise Holding AG	224	61,350
Holcim AG	901	83,579
Logitech International SA	219	21,509
Novartis AG - ADR	486	71,855
Novartis AG	1,283	190,311
Roche Holding AG	480	195,600
Sandoz Group AG	1,088	87,085
SGS SA	611	66,187
Sika AG	286	52,599
Sonova Holding AG	235	51,490
STMicroelectronics NV	1,443	77,930
Swiss Prime Site AG	233	40,347
Swiss Re AG	564	90,914
UBS Group AG	6,387	282,014
		1,931,081

Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,872	741,424

United Kingdom - 7.0%
Admiral Group PLC	956	43,943
Anglo American PLC	3,544	172,959
Aon PLC - Class A	122	38,021
AstraZeneca PLC	5,437	1,031,927
Barclays PLC - ADR	147	3,441
Barclays PLC	50,099	294,128
BP PLC - ADR	192	9,097
British American Tobacco PLC - ADR	276	16,229
British American Tobacco PLC	7,476	439,777
Compass Group PLC	10,739	303,377
Diageo PLC	5,993	119,959
GSK PLC - ADR	280	14,647
Haleon PLC - ADR	1,449	13,389
Haleon PLC	16,040	74,210
Halma PLC	2,202	132,050
HSBC Holdings PLC - ADR	326	29,946
HSBC Holdings PLC	50,218	921,826
London Stock Exchange Group PLC	786	102,142
M&G PLC	13,606	56,043
Marks & Spencer Group PLC	19,702	88,498

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
National Grid PLC - ADR	324	$29,011
National Grid PLC	14,039	250,677
NatWest Group PLC	17,587	140,047
Pearson PLC - ADR	445	6,533
RELX PLC	7,328	267,437
Rentokil Initial PLC	17,394	116,853
Rio Tinto PLC - ADR	350	35,168
Rio Tinto PLC	3,780	377,954
Rolls-Royce Holdings PLC	30,791	495,244
Sage Group PLC	1,327	15,832
Shell PLC - ADR	557	50,503
Shell PLC	18,800	850,859
Smiths Group PLC	2,638	91,321
SSE PLC	4,117	147,954
Standard Chartered PLC	9,277	235,153
Standard Life PLC	3,958	40,717
TechnipFMC PLC	54	4,081
Tesco PLC	11,816	77,507
Unilever PLC - ADR	509	30,021
Vodafone Group PLC	119,623	190,856
Wise PLC - Class A (a)	8,526	121,992
WPP PLC - ADR	182	3,292
		7,484,621

United States - 17.8%
3M Co.	117	17,143
Abbott Laboratories	82	7,445
AbbVie, Inc.	1,452	306,837
Alphabet, Inc. - Class A	2,950	1,135,160
Altria Group, Inc.	2,357	171,236
Amazon.com, Inc. (a)	1,484	393,349
American Express Co.	50	16,152
American International Group, Inc.	494	36,951
Amphenol Corp. - Class A	90	13,254
Analog Devices, Inc.	154	61,948
Antero Resources Corp. (a)	3,798	149,109
Apollo Global Management, Inc.	550	70,796
Apple, Inc.	5,359	1,454,165
Applied Materials, Inc.	588	231,960
Archer-Daniels-Midland Co.	1,270	94,666
Baker Hughes Co.	66	4,598
Ball Corp.	228	13,926
Bank of America Corp.	1,525	81,526
Bank of New York Mellon Corp.	669	89,894

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Becton Dickinson & Co.	469	$69,900
Blackrock, Inc.	50	53,280
Blackstone, Inc.	1,894	237,849
Booking Holdings, Inc.	1,350	227,286
Boyd Gaming Corp.	87	7,565
Builders FirstSource, Inc. (a)	448	35,432
CACI International, Inc. - Class A (a)	28	14,547
Capital One Financial Corp.	257	49,164
Caterpillar, Inc.	41	36,495
CDW Corp.	98	13,417
Chevron Corp.	2,369	457,951
Cintas Corp.	138	24,110
Cisco Systems, Inc.	119	10,888
Citigroup, Inc.	363	46,457
Citizens Financial Group, Inc.	164	10,668
Cognex Corp.	89	4,940
Comcast Corp. - Class A	1,122	30,339
ConocoPhillips	158	19,873
Corning, Inc.	438	71,937
Costco Wholesale Corp.	193	195,804
Dell Technologies, Inc. - Class C	436	91,102
Delta Air Lines, Inc.	110	7,479
eBay, Inc.	99	10,245
Electronic Arts, Inc.	463	93,697
Eli Lilly & Co.	21	19,627
EMCOR Group, Inc.	13	11,592
Evergy, Inc.	162	13,420
Exelixis, Inc. (a)	105	4,668
Expedia Group, Inc.	51	12,667
Exxon Mobil Corp.	1,903	293,690
Fastenal Co.	1,304	58,589
FedEx Corp.	339	136,722
Fifth Third Bancorp	1,023	51,927
First Horizon Corp.	473	11,806
Flowserve Corp.	87	6,407
Ford Motor Co.	3,261	39,393
Fortinet, Inc. (a)	68	5,733
Freeport-McMoRan, Inc.	5,972	345,062
Gap, Inc.	58	1,426
Gartner, Inc. (a)	220	32,668
Gates Industrial Corp. PLC (a)	269	6,889
General Electric Co.	1,288	373,430
General Motors Co.	201	15,455
Gilead Sciences, Inc.	463	60,579

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Goldman Sachs Group, Inc.	566	$522,854
Hartford Insurance Group, Inc.	67	9,166
Hewlett Packard Enterprise Co.	895	25,749
HF Sinclair Corp.	66	4,436
Huntington Bancshares, Inc.	201	3,369
IDEXX Laboratories, Inc. (a)	29	16,263
Incyte Corp. (a)	77	7,336
International Business Machines Corp.	422	97,474
Invesco Ltd.	72	1,887
Johnson & Johnson	3,007	691,159
JPMorgan Chase & Co.	1,679	525,913
Keurig Dr Pepper, Inc.	2,587	76,058
KLA Corp.	95	166,283
Lam Research Corp.	1,831	472,142
Lincoln National Corp.	82	3,100
Linde PLC	146	73,166
Marathon Petroleum Corp.	100	24,829
Marriott International, Inc. - Class A	124	44,850
Mastercard, Inc. - Class A	49	24,643
Matador Resources Co.	531	33,687
McKesson Corp.	16	13,043
Meta Platforms, Inc. - Class A	422	258,226
MetLife, Inc.	215	17,221
Micron Technology, Inc.	558	288,575
Microsoft Corp.	2,806	1,144,231
MKS, Inc.	77	21,849
Mondelez International, Inc. - Class A	69	4,239
Morgan Stanley	842	160,477
Murphy Oil Corp.	74	3,090
NetApp, Inc.	201	22,265
Netflix, Inc. (a)	1,764	165,128
New York Times Co. - Class A	76	6,006
Newmont Corp.	1,267	140,751
Nexstar Media Group, Inc.	127	26,434
NextEra Energy, Inc.	2,719	266,136
NIKE, Inc. - Class B	931	41,299
NiSource, Inc.	57	2,752
Northern Trust Corp.	291	48,405
Northrop Grumman Corp.	193	111,840
NRG Energy, Inc.	76	11,824
Oracle Corp.	172	27,759
O'Reilly Automotive, Inc. (a)	595	59,143
PACCAR, Inc.	160	19,008
Parker-Hannifin Corp.	87	79,120

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Paychex, Inc.	267	$24,732
Pegasystems, Inc.	61	2,230
Philip Morris International, Inc.	1,113	183,723
Ralph Lauren Corp.	51	18,291
Range Resources Corp.	24,885	1,082,497
Regions Financial Corp.	1,536	43,853
Reliance, Inc.	300	108,750
Roper Technologies, Inc.	76	26,966
RTX Corp.	120	21,128
Seagate Technology Holdings PLC	319	214,891
SLB Ltd.	20,082	1,142,264
Southern Copper Corp.	955	163,964
SS&C Technologies Holdings, Inc.	331	22,938
Synchrony Financial	107	8,153
Synopsys, Inc. (a)	55	26,543
Tapestry, Inc.	75	10,878
Thermo Fisher Scientific, Inc.	79	37,838
TJX Cos., Inc.	115	18,026
T-Mobile US, Inc.	46	8,993
Travel + Leisure Co.	113	7,307
Travelers Cos., Inc.	34	10,375
Truist Financial Corp.	1,322	68,083
Tyler Technologies, Inc. (a)	618	210,825
Tyson Foods, Inc. - Class A	995	63,750
Unum Group	57	4,582
Valero Energy Corp.	4,834	1,220,972
Viatris, Inc.	125	1,867
Virtu Financial, Inc. - Class A	148	7,350
Visa, Inc. - Class A	60	19,790
Walmart, Inc.	3,752	495,001
Waters Corp. (a)	43	13,297
Western Digital Corp.	142	61,702
Williams Cos., Inc.	900	68,679
Xcel Energy, Inc.	165	13,687
Xylem, Inc.	417	49,273
Zoetis, Inc.	419	48,172
Zoom Communications, Inc. - Class A (a)	100	9,715
		18,976,560

Uruguay - 0.0% (b)
MercadoLibre, Inc. (a)	34	60,949
TOTAL COMMON STOCKS (Cost $34,563,700)		44,787,824

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Australia - 0.2%
Goodman Group	5,643	$120,174
Stockland	15,126	44,104
		164,278

France - 0.0% (b)
Unibail-Rodamco-Westfield	253	30,614

United Kingdom - 0.0% (b)
Segro PLC	6,085	57,547

United States - 0.1%
Realty Income Corp.	940	60,385
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $280,280)		312,824

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Dr Ing hc F Porsche AG, 0.00%	1,268	61,388
TOTAL PREFERRED STOCKS (Cost $55,291)		61,388

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.58% (d)	425,797	425,797
TOTAL MONEY MARKET FUNDS (Cost $425,797)		425,797

TOTAL INVESTMENTS - 100.0% (Cost $85,091,309)		$106,245,377
Other Assets in Excess of Liabilities - 0.0% (b)		16,349
TOTAL NET ASSETS - 100.0%		$106,261,726

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $80,773 or 0.1% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

AVOS GLOBAL EQUITIES ETF

Summary of Fair Value Disclosures as of April 30, 2026 (Unaudited)

Avos Global Equities ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Exchange Traded Funds	$60,657,544	$—	$—	$60,657,544
Common Stocks	44,787,824	—	—	44,787,824
Real Estate Investment Trusts	312,824	—	—	312,824
Preferred Stocks	61,388	—	—	61,388
Money Market Funds	425,797	—	—	425,797
Total Investments	$106,245,377	$—	$—	$106,245,377

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.